Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Draft Kings Inc
Schedule of Accounts payable and accrued expenses

	December 31,
	2019	2018
Accounts payable	$16,618	$11,626
Accrued payroll and related expenses	17,770	9,857
Accrued litigation, lobbying and compliance	6,153	5,566
Accrued loyalty points	4,131	7,272
Accrued marketing fees	11,855	3,237
Accrued operating taxes	5,745	2,741
Accrued partnership fees	7,868	4,340
Accrued professional fees	4,191	1,978
Accrued software and licenses	1,589	2,263
Accrued other	9,375	7,269
Total	$85,295	$56,149